Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	June 30, 2025	December 31, 2024
Work in progress	$1,061	$1,088
Raw materials and supplies	731	665
Inventory reserves	(66)	(129)
Total	$1,726	$1,624